Ordinary Shares	6 Months Ended
Jun. 30, 2020
Federal Home Loan Banks [Abstract]
Ordinary Shares
17.	Ordinary shares
During the six months ended June 30, 2019, 749,433 Class A ordinary shares were issued for the exercised share options and vested restricted share units. Besides, 4,800,000 Class B ordinary shares were converted to Class A ordinary shares.
During the six months ended June 30, 2020, 2,952,774 Class A ordinary shares were issued for the exercised share options and vested restricted share units.
As of June 30, 2020, 70,054,088 Class A ordinary shares and 152,357,321 Class B ordinary shares had been issued and outstanding, respectively.